UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08061
                                   ---------------------------------------------

                               Diamond Hill Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               375 North Front Street, Suite 300, Columbus, Ohio  43215
--------------------------------------------------------------------------------
                  (Address of principal executive offices)      (Zip code)

  James F. Laird, Jr., 375 North Front Street, Suite 300, Columbus, Ohio 43215
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (614) 255-3333
                                                   -----------------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  03/31/06
                         -----------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                             Schedule of Investments
                           March 31, 2006 (Unaudited)

                                                        Shares      Market Value
--------------------------------------------------------------------------------
Common Stocks -- 69.9%
Consumer Discretionary -- 15.0%
American Greetings Corp.                                580,000     $ 12,539,600
Belo Corp.                                              380,000        7,554,400
Callaway Golf Co.                                       619,900       10,662,280
Lodgenet Entertainment Corp.*                           175,000        2,726,500
MoneyGram International, Inc.                           275,000        8,448,000
Multimedia Games, Inc.*                                  39,600          589,248
Polaris Industries, Inc.                                150,000        8,184,000
Steiner Leisure Ltd.*                                   130,000        5,265,000
The Brink's Co.                                         145,000        7,360,200
The Finish Line, Inc.                                   500,000        8,225,000
United Auto Group, Inc.                                 110,000        4,730,000
--------------------------------------------------------------------------------
                                                                      76,284,228
--------------------------------------------------------------------------------

Consumer Staples -- 1.1%
Del Monte Foods Co.                                     460,000        5,455,600
--------------------------------------------------------------------------------

Energy -- 20.1%
Berry Petroleum Company                                 130,000        8,898,500
Cimarex Energy Co.                                      530,000       22,927,799
Encore Acquisition Co.*                                 560,500       17,375,500
Helmerich & Payne                                       115,000        8,029,300
James River Coal Co.*                                   314,600       10,686,962
Lufkin Industries, Inc.                                  76,800        4,257,792
Remingtion Oil & Gas Corp.*                             230,000        9,940,600
Southwestern Energy Co.*                                 91,600        2,948,604
Tidewater, Inc.                                         140,000        7,732,200
Whiting Petroleum Corp.*                                250,000       10,247,500
--------------------------------------------------------------------------------
                                                                     103,044,757
--------------------------------------------------------------------------------

Financial -- 5.6%
1st Source Corp.                                        132,805        3,981,494
Commercial Capital Bancorp, Inc.                        400,000        5,624,000
Eagle Hospitality Properties Trust, Inc.                431,700        4,351,536
First State Bancorp                                     104,700        2,780,832
Greene County Bancshares, Inc.                           24,640          719,734
Hanmi Financial Corp.                                   150,000        2,709,000
ITLA Capital Corp.                                       90,498        4,363,814
MAF Bancorp, Inc.                                        90,000        3,939,300
--------------------------------------------------------------------------------
                                                                      28,469,710
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                      Shares       Market Value
--------------------------------------------------------------------------------
Common Stocks -- 69.9% continued
Health Care -- 3.9%
Analogic Corporation                                   110,900      $  7,341,580
Apria Healthcare Group, Inc.*                          340,000         7,813,200
Manor Care, Inc.                                       110,000         4,878,500
--------------------------------------------------------------------------------
                                                                      20,033,280
--------------------------------------------------------------------------------

Industrial -- 13.8%
Acco Brands Corp.*                                     460,000        10,212,000
AirTran Holdings, Inc.*                                280,000         5,070,800
Frontier Airlines, Inc.*                               620,000         4,774,000
Kaydon Corp.                                           140,000         5,650,400
Lincoln Electric Holdings, Inc.                        106,525         5,751,285
The Greenbrier Companies, Inc.                         215,000         8,610,750
Trinity Industries, Inc.                               175,000         9,518,250
U.S. Airways Group, Inc.*                              480,000        19,200,000
Washington Group International, Inc.                    26,572         1,524,967
--------------------------------------------------------------------------------
                                                                      70,312,452
--------------------------------------------------------------------------------

Information Technology -- 2.8%
Gevity HR, Inc.                                        325,000         7,949,500
QAD, Inc.                                              450,000         3,366,000
The TriZetto Group, Inc.*                              164,347         2,890,864
--------------------------------------------------------------------------------
                                                                      14,206,364
--------------------------------------------------------------------------------

Materials -- 6.1%
Bowater, Inc.                                          185,000         5,472,300
Buckeye Technologies, Inc.*                            813,400         7,361,270
Century Aluminum Co.*                                  300,000        12,735,000
Martin Marietta Materials, Inc.                         50,000         5,351,500
--------------------------------------------------------------------------------
                                                                      30,920,070
--------------------------------------------------------------------------------

Utilities -- 1.5%
WPS Resources Corp.                                    155,000         7,629,100
--------------------------------------------------------------------------------

Total Common Stocks                                                 $356,355,561
--------------------------------------------------------------------------------

Registered Investment Companies -- 8.0%
First American Government Obligations
   Fund - Class Z                                   17,775,854      $ 17,775,854
First American Prime Obligations Fund - Class Z     23,072,072        23,072,072
--------------------------------------------------------------------------------

Total Registered Investment Companies                               $ 40,847,926
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                    Par Value       Market Value
--------------------------------------------------------------------------------

U.S. Treasury Obligations -- 23.7%
U.S. Treasury Bill, 4.263%, 04/13/06              $  23,000,000   $  22,971,227
U.S. Treasury Bill, 4.333%, 04/20/06                 23,000,000      22,950,734
U.S. Treasury Bill, 4.630%, 04/27/06                 25,000,000      24,924,950
U.S. Treasury Bill, 4.375%, 05/11/06                 25,000,000      24,882,100
U.S. Treasury Bill, 4.582%, 05/25/06                 25,000,000      24,838,725
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations                                   $ 120,567,736
--------------------------------------------------------------------------------

Total Investment Securities -- 101.6%                             $ 517,771,223
(Amortized Cost $461,578,130)

Liabilities In Excess of Other Assets -- (1.6%)                      (8,282,701)
--------------------------------------------------------------------------------

Net Assets -- 100.0%                                              $ 509,488,522
--------------------------------------------------------------------------------
* Non-income producing security.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                         Diamond Hill Small-Mid Cap Fund
                             Schedule of Investments
                           March 31, 2006 (Unaudited)

                                                  Shares            Market Value
--------------------------------------------------------------------------------

Common Stocks -- 71.8%
Consumer Discretionary -- 12.8%
American Greetings Corp.                            9,600            $  207,552
Belo Corp.                                          6,000               119,280
Callaway Golf Co.                                   3,800                65,360
MoneyGram International, Inc.                       2,400                73,728
Polaris Industries, Inc.                            1,800                98,208
The Black & Decker Corp.                            1,400               121,646
The Brink's Co.                                     1,400                71,064
The Finish Line, Inc.                               6,900               113,505
United Auto Group, Inc.                             1,400                60,200
--------------------------------------------------------------------------------
                                                                        930,543
--------------------------------------------------------------------------------

Consumer Staples -- 1.0%
Del Monte Foods Co.                                 6,300                74,718
--------------------------------------------------------------------------------

Energy -- 20.5%
Berry Petroleum Company                             1,000                68,450
Cimarex Energy Co.                                  7,650               330,938
Encore Acquisition Co.*                             7,950               246,449
Helix Energy Solutions Group, Inc.*                 2,100                79,590
Helmerich & Payne                                   1,150                80,293
James River Coal Co.*                               5,300               180,041
Lufkin Industries, Inc.                               750                41,580
Noble Energy, Inc.                                  4,300               188,856
Southwestern Energy Co.*                            2,050                65,990
Tidewater, Inc.                                     1,050                57,992
Whiting Petroleum Corp.*                            3,650               149,614
--------------------------------------------------------------------------------
                                                                      1,489,793
--------------------------------------------------------------------------------

Financial -- 7.5%
1st Source Corp.                                    1,800                53,964
Comerica, Inc.                                      2,350               136,230
Commercial Capital Bancorp, Inc.                    7,800               109,668
First Horizon National Corp.                        2,200                91,630
Hanmi Financial Corp.                               3,750                67,725
MAF Bancorp, Inc.                                   1,900                83,163
--------------------------------------------------------------------------------
                                                                        542,380
--------------------------------------------------------------------------------

Health Care -- 3.5%
Analogic Corporation                                1,350                89,370
Apria Healthcare Group, Inc.*                       4,450               102,261
Manor Care, Inc.                                    1,350                59,873
--------------------------------------------------------------------------------
                                                                        251,504
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                         Diamond Hill Small-Mid Cap Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                    Shares         Market Value
--------------------------------------------------------------------------------
Common Stocks -- 71.8% continued
Industrial -- 12.7%
Acco Brands Corp.*                                   7,150            $  158,729
AirTran Holdings, Inc.*                              2,100                38,031
AMR Corp.*                                           1,500                40,575
Dover Corp.                                          1,700                82,552
Fluor Corp.                                          1,700               145,860
Kaydon Corp.                                         1,000                40,360
Lincoln Electric Holdings, Inc.                      1,150                62,089
Parker Hannifin Corp.                                  300                24,183
Trinity Industries, Inc.                             1,300                70,707
U.S. Airways Group, Inc.*                            5,600               223,999
Washington Group International, Inc.                   550                31,565
--------------------------------------------------------------------------------
                                                                         918,650
--------------------------------------------------------------------------------

Information Technology -- 2.8%
Check Point Software Technologies Ltd.*              4,300                86,086
Gevity HR, Inc.                                      4,800               117,408
--------------------------------------------------------------------------------
                                                                         203,494
--------------------------------------------------------------------------------

Insurance -- 2.1%
Assurant, Inc.                                       1,500                73,875
SAFECO Corp.                                         1,500                75,315
--------------------------------------------------------------------------------
                                                                         149,190
--------------------------------------------------------------------------------

Materials -- 5.3%
Bowater, Inc.                                        3,400               100,572
Lyondell Chemical Co.                                5,400               107,460
Martin Marietta Materials, Inc.                        170                18,195
MeadWestvaco Corp.                                   5,650               154,302
--------------------------------------------------------------------------------
                                                                         380,529

Utilities -- 3.6%
Energen Corp.                                        4,150               145,250
WPS Resources Corp.                                  2,400               118,128
--------------------------------------------------------------------------------
                                                                         263,378
--------------------------------------------------------------------------------


Total Common Stocks                                                   $5,204,179
--------------------------------------------------------------------------------

Registered Investment Companies -- 9.1%
First American Government Obligations Fund
  - Class Z                                        329,737            $  329,737
First American Prime Obligations Fund - Class Z    329,737               329,737
--------------------------------------------------------------------------------

Total Registered Investment Companies                                 $  659,474

                               Diamond Hill Funds

                         Diamond Hill Small-Mid Cap Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                     Shares         Market Value
--------------------------------------------------------------------------------

Total Investment Securities -- 80.9%                                  $5,863,653
(Amortized Cost $5,742,875)

Other Assets In Excess Of Liabilities -- 19.1%                         1,382,707
--------------------------------------------------------------------------------

Net Assets -- 100.0%                                                  $7,246,360
--------------------------------------------------------------------------------


* Non-income producing security.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                             Schedule of Investments
                           March 31, 2006 (Unaudited)

                                                  Shares            Market Value
--------------------------------------------------------------------------------

Common Stocks -- 85.2%
Consumer Discretionary -- 9.2%
American Greetings Corp.                        103,400          $    2,235,508
Belo Corp.                                      142,700               2,836,876
Fortune Brands, Inc.                             53,800               4,337,894
MoneyGram International, Inc.                    62,000               1,904,640
The Black & Decker Corp.                         40,700               3,536,423
The Brink's Co.                                  48,000               2,436,480
--------------------------------------------------------------------------------
                                                                     17,287,821
--------------------------------------------------------------------------------

Consumer Staples -- 6.2%
Archer-Daniels-Midland Co.                       63,200               2,126,680
General Mills, Inc.                              37,000               1,875,160
Kimberly-Clark Corp.                             65,000               3,757,000
Sara Lee Corp.                                  220,000               3,933,600
--------------------------------------------------------------------------------
                                                                     11,692,440
--------------------------------------------------------------------------------

Energy -- 21.4%
Anadarko Petroleum Corp.                         89,800               9,070,698
Apache Corp.                                    136,700               8,955,217
Burlington Resources, Inc.                       35,000               3,216,850
ConocoPhillips                                   94,700               5,980,305
Devon Energy Corp.                              148,800               9,102,096
XTO Energy, Inc.                                 93,100               4,056,367
--------------------------------------------------------------------------------
                                                                     40,381,533
--------------------------------------------------------------------------------

Financial -- 11.0%
Allstate Corp.                                   72,300               3,767,553
Bank of America Corp.                            73,494               3,346,917
Comerica, Inc.                                   45,400               2,631,838
U.S. Bancorp                                    181,000               5,520,500
Wells Fargo & Co.                                86,100               5,499,207
--------------------------------------------------------------------------------
                                                                     20,766,015
--------------------------------------------------------------------------------

Health Care -- 7.0%
Johnson & Johnson                                69,000               4,086,180
Manor Care, Inc.                                 59,500               2,638,825
Pfizer, Inc.                                     79,500               1,981,140
UnitedHealth Group, Inc.                         46,200               2,580,732
Wellpoint, Inc.*                                 25,300               1,958,979
--------------------------------------------------------------------------------
                                                                     13,245,856
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)


                                                      Shares        Market Value
-------------------------------------------------------------------------------

Common Stocks -- 85.2% continued
Industrial -- 14.8%
Acco Brands Corp*                                      1,645      $      36,519
AMR Corp.*                                           172,800          4,674,240
Fluor Corp.                                           54,200          4,650,360
Norfolk Southern Corp.                                98,300          5,315,081
Parker Hannifin Corp.                                 26,700          2,152,287
Southwest Airlines Co.                               188,000          3,382,120
Trinity Industries, Inc.                              54,700          2,975,133
Union Pacific Corporation                             51,200          4,779,520
-------------------------------------------------------------------------------
                                                                     27,965,260
-------------------------------------------------------------------------------

Materials -- 12.9%
Bowater, Inc.                                         26,500            783,870
Dow Chemical Co.                                     122,700          4,981,620
MeadWestvaco Corp.                                   135,700          3,705,967
Phelps Dodge Corp.                                   114,900          9,252,897
Weyerhaeuser Co.                                      77,000          5,577,110
-------------------------------------------------------------------------------
                                                                     24,301,464
-------------------------------------------------------------------------------

Utilities -- 2.7%
Dominion Resources, Inc.                              74,100          5,115,123
-------------------------------------------------------------------------------

Total Common Stocks                                               $ 160,755,512
-------------------------------------------------------------------------------

Registered Investment Companies -- 7.7%
First American Government Obligations Fund
     - Class Z                                     5,914,599      $   5,914,599
First American Prime Obligations Fund
     - Class Z                                     8,609,989          8,609,988
-------------------------------------------------------------------------------

Total Registered Investment Companies                             $  14,524,587
-------------------------------------------------------------------------------

                                                  Par Value        Market Value
-------------------------------------------------------------------------------
U.S. Treasury Obligations -- 7.4%
U.S. Treasury Bill, 4.263%, 04/13/06           $   6,000,000      $   5,992,494
U.S. Treasury Bill, 4.630%, 04/27/06               8,000,000          7,975,984
-------------------------------------------------------------------------------


Total U.S. Treasury Obligations                                   $  13,968,478
-------------------------------------------------------------------------------
Total Investment Securities -- 100.3%                             $ 189,248,577
(Amortized Cost $174,089,548)

Liabilities In Excess of Other Assets --(0.3%)                         (607,628)
-------------------------------------------------------------------------------

Net Assets -- 100.0%                                              $ 188,640,949
-------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                            Diamond Hill Select Fund
                             Schedule of Investments
                           March 31, 2006 (Unaudited)

                                                    Shares          Market Value
--------------------------------------------------------------------------------
Common Stocks -- 81.5%
Consumer Discretionary -- 10.3%
American Greetings Corp.                             275                 $ 5,946
Belo Corp.                                           275                   5,467
Fortune Brands, Inc.                                  75                   6,047
MoneyGram International, Inc.                        125                   3,840
The Black & Decker Corp.                              65                   5,648
The Brink's Co.                                      100                   5,076
--------------------------------------------------------------------------------
                                                                          32,024
--------------------------------------------------------------------------------

Consumer Staples -- 2.8%
General Mills, Inc.                                   50                   2,534
Sara Lee Corp.                                       350                   6,258
--------------------------------------------------------------------------------
                                                                           8,792
--------------------------------------------------------------------------------

Energy -- 22.2%
Anadarko Petroleum Corp.                             125                  12,626
Apache Corp.                                         200                  13,102
Burlington Resources, Inc.                            50                   4,596
Cimarex Energy Co.                                   215                   9,301
ConocoPhillips                                       225                  14,208
Devon Energy Corp.                                   200                  12,234
James River Coal Co.*                                 75                   2,548
--------------------------------------------------------------------------------
                                                                          68,615
--------------------------------------------------------------------------------

Financial -- 8.9%
Allstate Corp.                                       150                   7,816
Bank of America Corp.                                125                   5,693
U.S. Bancorp                                         250                   7,625
Wells Fargo & Co.                                    100                   6,387
--------------------------------------------------------------------------------
                                                                          27,521
--------------------------------------------------------------------------------

Health Care -- 5.9%
Johnson & Johnson                                    100                   5,922
Manor Care, Inc.                                     150                   6,653
UnitedHealth Group, Inc.                             100                   5,586
--------------------------------------------------------------------------------
                                                                          18,161
--------------------------------------------------------------------------------

Industrial -- 16.2%
Fluor Corp.                                          115                   9,867
Norfolk Southern Corp.                               200                  10,814
Trinity Industries, Inc.                             150                   8,159
U.S. Airways Group, Inc.*                            300                  12,000
Union Pacific Corporation                            100                   9,335
--------------------------------------------------------------------------------
                                                                          50,175
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                            Diamond Hill Select Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                         Shares     Market Value
--------------------------------------------------------------------------------
Common Stocks -- 81.5% continued
Materials -- 12.6%
Dow Chemical Co.                                          200           $  8,120
MeadWestvaco Corp.                                        275              7,510
Phelps Dodge Corp.                                        200             16,106
Weyerhauser Co.                                           100              7,243
--------------------------------------------------------------------------------
                                                                          38,979
--------------------------------------------------------------------------------

Utilities -- 2.6%
Dominion Resources, Inc.                                  115              7,938
--------------------------------------------------------------------------------

Total Common Stocks                                                     $252,205
--------------------------------------------------------------------------------

Registered Investment Companies -- 9.0%
First American Government Obligations Fund
   - Class Z                                           13,984           $ 13,984
First American Prime Obligations Fund - Class Z        13,984             13,984
--------------------------------------------------------------------------------


Total Registered Investment Companies                                   $ 27,968
--------------------------------------------------------------------------------

Total Investment Securities -- 90.5%                                    $280,173
(Amortized Cost $271,967)

Other Assets In Excess Of Liabilities -- 9.5%                             29,248
--------------------------------------------------------------------------------

Net Assets -- 100.0%                                                    $309,421
--------------------------------------------------------------------------------
* Non-income producing security.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                          Diamond Hill Long-Short Fund
                             Schedule of Investments
                           March 31, 2006 (Unaudited)

                                                Shares             Market Value
--------------------------------------------------------------------------------

Common Stocks -- 79.1%
Consumer Discretionary -- 8.8%
American Greetings Corp. +                      222,700            $  4,814,774
Belo Corp. +                                    427,900               8,506,652
Fortune Brands, Inc. +                          147,700              11,909,051
MoneyGram International, Inc. +                 163,700               5,028,864
The Black & Decker Corp. +                      105,000               9,123,450
The Brink's Co. +                               151,000               7,664,760
--------------------------------------------------------------------------------
                                                                     47,047,551
--------------------------------------------------------------------------------

Consumer Staples -- 3.1%
General Mills, Inc.                             104,000               5,270,720
Sara Lee Corp.                                  629,000              11,246,520
--------------------------------------------------------------------------------
                                                                     16,517,240
--------------------------------------------------------------------------------

Energy -- 23.5%
Anadarko Petroleum Corp. +                      249,700              25,222,197
Apache Corp. +                                  382,300              25,044,473
Burlington Resources, Inc. +                     92,000               8,455,720
Cimarex Energy Co. +                            454,600              19,665,996
ConocoPhillips +                                274,000              17,303,100
Devon Energy Corp. +                            401,800              24,578,106
James River Coal Co.*                           142,750               4,849,218
--------------------------------------------------------------------------------
                                                                    125,118,810
--------------------------------------------------------------------------------

Financial -- 9.4%
Allstate Corp. +                                197,900              10,312,569
Bank of America Corp. +                         229,821              10,466,048
U.S. Bancorp +                                  486,700              14,844,350
Wells Fargo & Co. +                             231,800              14,805,066
--------------------------------------------------------------------------------
                                                                     50,428,033
--------------------------------------------------------------------------------

Health Care -- 5.2%
Johnson & Johnson +                             204,600              12,116,412
Manor Care, Inc. +                              169,950               7,537,283
UnitedHealth Group, Inc. +                      144,940               8,096,348
--------------------------------------------------------------------------------
                                                                     27,750,043
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                          Diamond Hill Long-Short Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                    Shares          Market Value
--------------------------------------------------------------------------------
Common Stocks -- 79.1% continued
Industrial -- 14.8%
Acco Brands Corp.* +                                  9,211              204,484
Fluor Corp. t                                       159,600           13,693,680
Norfolk Southern Corp. +                            353,900           19,135,373
Trinity Industries, Inc. +                          207,800           11,302,242
U.S. Airways Group, Inc.* +                         475,600           19,024,000
Union Pacific Corporation +                         163,100           15,225,385
--------------------------------------------------------------------------------
                                                                      78,585,164
--------------------------------------------------------------------------------

Materials -- 11.3%
Dow Chemical Co. +                                  258,500           10,495,100
MeadWestvaco Corp. +                                393,900           10,757,409
Phelps Dodge Corp. +                                306,000           24,642,180
Weyerhaeuser Co. +                                  201,150           14,569,295
--------------------------------------------------------------------------------
                                                                      60,463,984
--------------------------------------------------------------------------------

Utilities -- 3.0%
Dominion Resources, Inc. +                          235,600           16,263,468
--------------------------------------------------------------------------------

Total Common Stocks                                                 $422,174,293
--------------------------------------------------------------------------------

Registered Investment Companies -- 10.6%
First American Government Obligations Fund
   - Class Z                                     24,134,369         $ 24,134,369
First American Prime Obligations Fund
   - Class Z                                     32,389,758           32,389,758
--------------------------------------------------------------------------------


Total Registered Investment Companies                               $ 56,524,127
--------------------------------------------------------------------------------

                                                  Par Value         Market Value
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 8.4%
U.S. Treasury Bill, 4.263%, 04/13/06           $ 20,000,000         $ 19,974,980
U.S. Treasury Bill, 4.630%, 04/27/06             25,000,000           24,924,950
--------------------------------------------------------------------------------



Total U.S. Treasury Obligations                                     $ 44,899,930
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                          Diamond Hill Long-Short Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                   Shares           Market Value
--------------------------------------------------------------------------------
Total Investment Securities -- 98.1%                              $ 523,598,350
(Amortized Cost $473,235,460)

Segregated Cash With Brokers -- 36.7%                               196,189,664

Securities Sold Short -- (35.1)%
(Proceeds $192,655,747)                                            (187,474,564)

Other Assets In Excess Of Liabilities -- 0.3%                         1,567,503

--------------------------------------------------------------------------------

Net Assets -- 100.0%                                              $ 533,880,953
--------------------------------------------------------------------------------
* Non-income producing security.

+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $271,358,122.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds
                          Diamond Hill Long-Short Fund
                        Schedule of Securities Sold Short
                           March 31, 2006 (Unaudited)

                                                 Shares             Market Value
--------------------------------------------------------------------------------
Common Stocks -- 89.2%
Consumer Discretionary -- 36.4%
Amazon.com, Inc.*                                426,000             $15,553,260
AnnTaylor Stores Corp.*                           68,400               2,516,436
Apollo Group, Inc.*                              270,200              14,188,202
Brunswick Corp.                                   48,600               1,888,596
Ford Motor Co.                                   457,100               3,638,516
General Motors Corp.                             263,300               5,600,391
Harley-Davidson, Inc.                             54,800               2,843,024
Kohl's Corp.*                                    187,200               9,923,472
Panera Bread Co.*                                 22,200               1,668,996
Red Robin Gourmet Burgers, Inc.*                  84,250               3,976,600
Sirius Satellite Radio, Inc.*                  1,173,900               5,963,412
Winnbago Industries, Inc.                         18,700                 567,358
--------------------------------------------------------------------------------
                                                                      68,328,263
--------------------------------------------------------------------------------

Consumer Staples -- 7.2%
Colgate-Palmolive Co.                             75,500               4,311,050
Kraft Foods, Inc.                                 75,000               2,273,250
Procter & Gamble Co.                              95,700               5,514,234
Wal-Mart Stores, Inc.                             29,800               1,407,752
--------------------------------------------------------------------------------
                                                                      13,506,286
--------------------------------------------------------------------------------

Finance -- 4.7%
Corus Bankshares, Inc.                            46,016               2,735,191
Midwest Banc Holdings, Inc.                       13,920                 361,085
PrivateBancorp, Inc.                              69,700               2,891,853
Wintrust Financial Corp.                          49,500               2,879,415
--------------------------------------------------------------------------------
                                                                       8,867,544
--------------------------------------------------------------------------------

Health Care -- 5.1%
Boston Scientific Corp.*                         185,900               4,284,995
Tenet Healthcare*                                706,800               5,216,184
--------------------------------------------------------------------------------
                                                                       9,501,179
--------------------------------------------------------------------------------

Industrial -- 4.7%
Energy Conversion Devices, Inc.*                  86,800               4,268,824
United Parcel Service, Inc.                       57,700               4,580,226
--------------------------------------------------------------------------------
                                                                       8,849,050
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                          Diamond Hill Long-Short Fund
                  Schedule of Securities Sold Short (Continued)
                           March 31, 2006 (Unaudited)

                                                        Shares      Market Value
--------------------------------------------------------------------------------
Common Stocks -- 89.2% continued
Information Technology -- 29.9%
Apple Computer, Inc.*                                    44,700     $  2,803,584
Applied Materials, Inc.                                 190,200        3,330,402
Cisco Systems, Inc.*                                    213,500        4,626,545
eBay, Inc.*                                             147,700        5,769,162
EMC Corp.*                                              167,200        2,278,936
Google, Inc.*                                            19,000        7,410,000
Intel Corp.                                             310,100        6,000,435
Juniper Networks, Inc.*                                 349,300        6,678,616
National Semiconductor Corp.                             69,400        1,932,096
Yahoo!, Inc.*                                           471,500       15,210,590
--------------------------------------------------------------------------------
                                                                      56,040,366
--------------------------------------------------------------------------------

Utilities -- 1.2%
Aqua America, Inc.                                       77,733        2,162,532
--------------------------------------------------------------------------------

Total Common Stocks Sold Short                                      $167,255,220
--------------------------------------------------------------------------------

                                                       Shares       Market Value
--------------------------------------------------------------------------------
Exchange Traded Funds -- 10.8%
Consumer Discretionary -- 9.1%
Internet HOLDRs Trust                                    78,000     $  4,536,480
Nasdaq 100 Trust, Series I                              299,200       12,548,448
--------------------------------------------------------------------------------
                                                                      17,084,928
--------------------------------------------------------------------------------

Semiconductors -- 1.7%
Semiconductor HOLDRs Trust                               86,300        3,134,416
--------------------------------------------------------------------------------


Total Exchange Traded Funds Sold Short                              $ 20,219,344
--------------------------------------------------------------------------------
Total Securities Sold Short - 100.0%
   (Proceeds $192,655,747)                                          $187,474,564
--------------------------------------------------------------------------------

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                     Diamond Hill Financial Long-Short Fund
                             Schedule of Investments
                           March 31, 2006 (Unaudited)

                                                    Shares          Market Value
--------------------------------------------------------------------------------
Preferred Stocks -- 1.5%
Finance -- 0.4%
1st Source Capital Trust                             3,560           $    86,152
--------------------------------------------------------------------------------

Real Estate Investment Trust -- 1.1%
The Mills Corp.                                     10,000               213,000
--------------------------------------------------------------------------------

Total Preferred Stocks                                               $   299,152
--------------------------------------------------------------------------------

Common Stocks -- 84.5%
Finance - Banks & Thrifts -- 55.7%
1st Source Corp.                                    16,000           $   479,680
Bank of America Corp.                               22,474             1,023,466
Bank of New York Co., Inc.                          22,000               792,880
Capital Corp. of the West                            6,240               229,133
Comerica, Inc.                                      18,000             1,043,460
Commercial Capital Bancorp, Inc.                    37,067               521,162
Fifth Third Bancorp                                  6,029               237,301
First Horizon National Corp.                        14,000               583,100
Freedom Bank*                                       20,000               290,000
Greene County Bancshares, Inc.                       6,865               200,527
Hanmi Financial Corp.                               15,000               270,900
ITLA Capital Corp.                                  11,302               544,982
MAF Bancorp, Inc.                                   12,589               551,021
MetroCorp Bancshares, Inc.                           2,000                54,000
National City Corp.                                  6,500               226,850
PNC Financial Services Group                        12,500               841,375
Sovereign Bancorp, Inc.                              9,000               197,190
U.S. Bancorp                                        37,000             1,128,500
UCBH Holdings, Inc.                                  5,000                94,600
Wachovia Corp.                                       5,180               290,339
Washington Mutual, Inc.                             15,000               639,300
Wells Fargo & Co.                                   18,000             1,149,660
--------------------------------------------------------------------------------
                                                                      11,389,426
--------------------------------------------------------------------------------

Financial -- 1.8%
First State Bancorp                                 13,500               358,560
--------------------------------------------------------------------------------

Financial - Diversified -- 16.8%
Citigroup, Inc.                                     20,600               973,144
Freddie Mac                                         14,000               854,000
Mellon Financial Corp.                              10,000               356,000
Merrill Lynch & Co., Inc.                           12,000               945,120
Morgan Stanley                                       5,000               314,100
--------------------------------------------------------------------------------
                                                                       3,442,364
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                     Diamond Hill Financial Long-Short Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                          Shares    Market Value
--------------------------------------------------------------------------------
Common Stocks -- 84.5% continued
Insurance -- 8.0%
Allstate Corp.                                            20,000     $ 1,042,200
Assurant, Inc.                                             7,000         344,750
SAFECO Corp.                                               5,000         251,050
--------------------------------------------------------------------------------
                                                                       1,638,000
--------------------------------------------------------------------------------

Real Estate Investment Trust -- 2.2%
Eagle Hospitality Properties Trust, Inc.                  45,000         453,600
--------------------------------------------------------------------------------

Total Common Stocks                                                  $17,281,950
--------------------------------------------------------------------------------

Registered Investment Companies -- 9.0%
First American Government Obligations Fund
      - Class Z                                          921,634     $   921,634
First American Prime Obligations Fund
      - Class Z                                          921,635         921,635
--------------------------------------------------------------------------------

Total Registered Investment Companies                                $ 1,843,269
--------------------------------------------------------------------------------

                                                       Par Value    Market Value
--------------------------------------------------------------------------------
Convertible Bond -- 1.9%
Insurance -- 1.9%
Fortis Insurance, 7.75%, 1/26/08, 144A              $    30,000         395,400
--------------------------------------------------------------------------------

Total Investment Securities -- 96.9%                                 $19,819,771
(Amortized Cost $16,090,928)
--------------------------------------------------------------------------------

Other Assets In Excess Of Liabilities -- 3.1%                            625,593
--------------------------------------------------------------------------------

  Net Assets -- 100.0%                                               $20,445,364
--------------------------------------------------------------------------------

* Non-income producing security.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2006, this security was valued at $395,400 or 1.9% of net assets.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                             Schedule of Investments
                           March 31, 2006 (Unaudited)

                                                      Shares        Market Value
--------------------------------------------------------------------------------

Common Stocks -- 13.8%
Energy -- 10.3%
Atlas Pipeline Partners, L.P.                          28,380        $ 1,200,474
Canetic Resources Trust                                40,200            840,180
Energy Transfer Partners, L.P.                         40,020          1,552,375
Enterprise Products Partners, L.P.                     37,195            918,345
Markwest Energy Partners, L.P.                         13,000            608,400
Pacific Energy Partners, L.P.                          20,540            627,908
Plains All American Pipeline, L.P.                     17,965            808,066
Teekay LNG Partners, L.P.                              40,500          1,265,625
TEPPCO Partners, L.P.                                  16,060            582,817
Valero, L.P.                                           11,518            583,387
--------------------------------------------------------------------------------
                                                                       8,987,577
--------------------------------------------------------------------------------

Real Estate Investment Trust -- 3.5%
Ashford Hospitality Trust                              54,300            673,320
Crystal River Capital +                                 8,000            196,000
Eagle Hospitality Properties Trust, Inc.               81,400            820,512
Education Realty Trust, Inc.                           35,300            540,090
Windrose Medical Properties Trust                      53,350            804,518
--------------------------------------------------------------------------------
                                                                       3,034,440
--------------------------------------------------------------------------------

Total Common Stocks                                                  $12,022,017
--------------------------------------------------------------------------------

Preferred Stocks -- 43.7%
AGL Capital Trust                                      41,500        $ 1,052,440
Alesco Preferred Funding III +                      1,118,181          1,192,214
Alesco Preferred Funding IV +                             400            410,056
Alesco Preferred Funding Vt                                95             95,383
Alesco Preferred Funding VI +                         733,745            734,211
Alesco Preferred Funding VI Series E +                396,065            396,316
Alexandria Real Estate Series C - REIT                 38,900          1,016,457
Allegiant Capital Trust                                10,923            276,898
AmerUs Group Co., 7.25%                                39,500          1,021,470
Apartment Invt. & Mgmt. Co., 7.75% - REIT               8,000            199,680
Apartment Invt. & Mgmt. Co., 8.00% - REIT              23,200            585,800
Arch Capital Group Ltd., 8.00%                         67,000          1,706,409
Bancorpsouth Capital Trust I, 8.15%                    15,000            379,950
CBL & Associates Series C - REIT                       19,000            484,690
CBL & Associates Series D - REIT                       41,500          1,054,100
Citigroup Capital VII                                  10,000            252,800
Corporate Backed Trust Certificates, 7.75%              5,000            130,850
Corporate Backed Trust Certificates, 8.20%              5,000            128,250
Corporate Office Trust - REIT                           4,000            102,320
Corts-TR IV Safeco Capital I                            4,000            104,080
Cousins Properties, Inc. Series B - REIT               42,500          1,078,650
Dominion CNG Capital Trust I                           20,000            509,200
Dominion Resource Capital Trust II                     13,000            329,680

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                      Shares        Market Value
--------------------------------------------------------------------------------
Preferred Stocks -- 43.7% continued
Duke Realty Corp., 6.95% - REIT                       40,000      $    1,032,000
Fleet Capital Trust VII                               40,000           1,005,200
Fort Sheridan, Ltd. t                                324,530             329,892
Health Care REIT, Inc., 7.625%                        44,200           1,127,100
Health Care REIT, Inc., 7.875%                        10,000             253,125
Huntington Preferred Capital, Inc. - REIT             13,400             389,940
Innkeepers USA Trust                                  16,000             396,640
Kilroy Realty Corp., 7.50% - REIT                     46,000           1,144,020
LaSalle Hotel Properties, Series E, 8.00%             24,000             604,500
LaSalle Hotel Properties - REIT                       24,000             591,600
Lexington Corporate Property Trust - REIT             15,500             393,700
MBNA Capital                                          28,200             750,966
Merrill Lynch Capital Trust, 7.28%                    27,000             692,280
Morgan Stanley Capital Trust II                       42,000           1,065,960
Parkway Properties, Inc. - REIT                       21,900             556,260
Preferredplus Trust                                   19,600             490,000
PS Business Parks, Inc., 7.00% - REIT                 39,400             973,180
PS Business Parks, Inc., 7.60% - REIT                 19,300             486,360
Renaissance Holdings Ltd., 7.30% Series B             16,000             404,480
Renaissance Holdings Ltd., 8.10% Series A             23,000             584,890
Saturns - FON                                         21,500             565,450
SL Green Realty, Series D, 7.875%                     43,800           1,106,826
Southern Co. Capital Trust VI, 7.125%                 27,100             684,817
Suntrust Capital IV, 7.125%                           17,000             428,060
Suntrust Capital V                                    15,000             378,450
Taberna Preferred Funding, Ltd. t                    763,669             788,919
Tanger Outlet Stores, Series C, 7.50%                 37,500             940,125
Taubman Centers, Inc., 8.00% - REIT                   32,060             821,377
Telephone & Data Systems, 7.60%                       31,000             775,000
The Mills Corp., 7.875% - REIT                        12,000             255,600
The Mills Corp., 8.75% - REIT                         31,100             701,305
The Mills Corp., 9.00% - REIT                         40,500             929,475
US Cellular, 7.50%                                    52,293           1,326,673
Virginia Power Capital Trust, 7.375%                  20,000             512,400
Wachovia Preferred Funding - REIT                     25,500             695,895
Zions Capital Trust Series B                          16,000             417,760
--------------------------------------------------------------------------------

Total Preferred Stocks                                            $   37,842,129
--------------------------------------------------------------------------------

Registered Investment Companies -- 10.5%
First American Government Obligations Fund
     - Class Z                                     4,064,411      $    4,064,411
First American Prime Obligations Fund - Class Z    4,064,411           4,064,411
Nuveen Preferred and Convertible Income Fund II       52,550             648,467
Nuveen Quality Preferred Income Fund II               25,100             342,615
--------------------------------------------------------------------------------

Total Registered Investment Companies                             $    9,119,904
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                     Par Value     Market Value
-------------------------------------------------------------------------------

Corporate Bonds -- 13.0%
Consumer, Cyclical -- 0.5%
Ford Motor Co., 8.88%, 4/1/06                         $  412,000    $   412,000
-------------------------------------------------------------------------------

Consumer, Non-Cyclical -- 1.3%
RJ Reynolds Tobacco Holdings, 7.25%, 6/1/12            1,075,000      1,109,938
-------------------------------------------------------------------------------

Energy -- 1.2%
Chesapeake Energy Corp., 7.75%, 1/15/15                1,000,000      1,045,000
-------------------------------------------------------------------------------

Finance -- 5.5%
Ford Motor Credit Co., 9.50%, 6/1/10                     250,000        225,000
General Motors Acceptance Corp., 6.13%, 2/1/07           900,000        886,107
General Motors Acceptance Corp., 6.13%, 8/28/07        1,000,000        969,925
General Motors Acceptance Corp., 6.13%, 1/22/08          800,000        760,741
Tobacco Settlement Financing Corp., 5.92%, 6/1/12        210,000        208,862
UBS Ag Structured, 5.07%, 6/20/08^                       750,000        738,750
UBS Ag Structured, 6.60%, 3/20/09^                     1,000,000        974,999
-------------------------------------------------------------------------------
                                                                      4,764,384
-------------------------------------------------------------------------------

Industrial -- 3.1%
Beazer Homes, 8.63%, 5/15/11                             305,000        318,725
D.R. Horton, Inc., 9.75%, 9/15/10                        100,000        112,177
K.B. Home, 8.63%, 12/15/08                                90,000         94,927
K.B. Home, 7.75%, 2/1/10                                 950,000        981,916
Standard Pacific Corp., 9.25%, 4/15/12                    50,000         51,188
Standard Pacific Corp., 7.75%, 3/15/13                 1,200,000      1,171,500
-------------------------------------------------------------------------------
                                                                      2,730,433
-------------------------------------------------------------------------------

Retail -- 1.4%
American Greetings, 6.10%, 8/1/28                      1,205,000      1,209,218
-------------------------------------------------------------------------------

Utilities -- 0.0%
International Telephone, 7.50%, 7/1/11                    40,000         39,772
-------------------------------------------------------------------------------

Total Corporate Bonds                                               $11,310,745
-------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

                                                       Par Value    Market Value
--------------------------------------------------------------------------------

U.S. Government Agency Obligations -- 16.6%
FFCB, 4.88%, 9/24/12                                   1,050,000   $  1,018,706
FHLB, 4.85%, 8/10/10                                   1,000,000        980,055
FHLB, 4.63%, 4/28/11                                     650,000        629,451
FHLB, 5.20%, 5/11/12                                   1,000,000        979,215
FHLB, 5.13%, 8/22/12                                   1,000,000        979,727
FHLB, 5.25%, 8/22/12                                     500,000        490,428
FHLMC, 5.05%, 4/27/12                                  1,030,000      1,008,496
FHLMC, 5.00%, 5/23/12                                  3,525,000      3,444,372
FHLMC MTN, 5.00%, 11/1/10                              1,660,000      1,632,421
FNMA, 5.30%, 2/22/11                                   1,000,000        991,749
FNMA, 5.00%, 1/27/12                                     650,000        634,045
FNMA, 5.00%, 3/2/15                                      400,000        387,250
FNMA, 5.25%, 7/14/15                                   1,325,000      1,286,119
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations                           $ 14,462,034
--------------------------------------------------------------------------------

Municipal Bonds -- 0.1%
Crossett, AK Pollution Control
   (Georgia-Pacific Corp. Proj.) 4.88%, 10/1/07     $   100,000    $    100,035
--------------------------------------------------------------------------------

U.S. Treasury Obligations -- 2.9%
U.S. Treasury Note, 4.50%, 11/15/15                 $ 2,580,000    $  2,503,609
--------------------------------------------------------------------------------

Total Investment Securities -- 100.6%                              $ 87,360,473
(Amortized Cost $87,273,325)

Liabilities In Excess of Other Assets  -- (0.6%)                       (484,995)
--------------------------------------------------------------------------------

Net Assets -- 100.0%                                               $ 86,875,478
--------------------------------------------------------------------------------


+ Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933. Acquisition date and current cost: Crystal River Capital - 3/05, $200,000; Alesco III - 3/04, $1,118,181; Alesco IV - 5/04,
$400,000; Alesco V - 10/04, $95,113; Alesco VI - 12/04, $733,745; Alesco VI
Series E - 03/05, $396,065; Fort Sheridan, Ltd. - 3/05, $324,530; Taberna
Preferred Funding, Ltd. - 3/05, $763,669. At March 31, 2006, these securities had an aggregate market value of $4,142,990, representing 4.8% of net assets.

^ Securities totaling $1,713,749 and representing 2.0% of net assets have been fair valued but are not considered illiquid or restricted.

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds
                        Notes to Schedule of Investments
                           March 31, 2006 (Unaudited)

Security valuation -- Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available are valued at their "fair value". In these cases, a Valuation Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.

Short sales -- The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as "Deposits with brokers for securities sold short" on the Statement of Assets & Liabilities.

Repurchase agreements -- In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Security transactions -- Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

                               Diamond Hill Funds
                  Notes to Schedule of Investments (Continued)
                           March 31, 2006 (Unaudited)

Federal tax information -- As of March 31, 2006, the Diamond Hill Funds had the following federal tax cost resulting in unrealized appreciation as follows:

-----------------------------------------------------------------------------------------------------
                                      Federal Tax   Gross Unrealized  Gross Unrealized  Net Unrealized
                                      Cost            Appreciation      Depreciation     Appreciation
-----------------------------------------------------------------------------------------------------
Small Cap Fund                       $461,578,130     $ 67,164,635     $(10,971,542)     $ 56,193,093
-----------------------------------------------------------------------------------------------------
Large Cap Fund                       $174,096,629     $ 18,478,852     $ (3,326,904)     $ 15,151,948
-----------------------------------------------------------------------------------------------------
Long-Short Fund                      $473,239,371     $ 72,008,924     $(21,649,945)     $ 50,358,979
-----------------------------------------------------------------------------------------------------
Financial Long-Short Fund            $ 16,131,822     $  3,863,043     $   (175,094)     $  3,687,949
-----------------------------------------------------------------------------------------------------
Strategic Income Fund                $ 87,273,325     $  1,697,594     $ (1,610,446)     $     87,148
-----------------------------------------------------------------------------------------------------
Select Fund                          $    271,967     $     13,609     $     (5,403)     $      8,206
-----------------------------------------------------------------------------------------------------
Small-Mid Cap Fund                   $  5,742,875     $    269,644     $   (148,866)     $    120,778
-----------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.
------------------------
James F. Laird, Jr.
President

Date:  May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
------------------------
James F. Laird, Jr.
President

Date:  May 24, 2006


By (Signature and Title)

/s/ Gary R. Young
------------------------
Gary R. Young.
Treasurer

Date:  May 24, 2006